Risks arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Financial Assets And Financial Liabilities
Set out below is an overview of financial assets
1
held by the company as at the dates indicated:

	31 December 2020				31 December 2019
Million US dollar	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total
Trade and other receivables	4 493	—	—	4 493	5 444	—	—	5 444
Unquoted debt (debt instruments)	22	—	—	22	25	—	—	25
Quoted debt (debt instruments)	—	396	—	396	—	91	—	91
Unquoted companies (equity instruments)	—	—	115	115	—	—	85	85
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	27	—	27	—	17	—	17
Interest rate swaps	—	45	—	45	—	18	—	18
Cross currency interest rate swaps	—	7	—	7	—	102	—	102
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	—	—	480	480	—	—	112	112
Foreign currency futures	—	—	36	36	—	—	7	7
Interest rate swaps	—	—	35	35	—	—	—	—
Cross currency interest rate swaps	—	—	100	100	—	—	55	55
Commodities	—	—	235	235	—	—	52	52

Financial assets	4 515	474	1 001	5 991	5 469	229	311	6 009
Non-current	588	79	174	841	664	136	81	881
Current	3 928	396	827	5 150	4 803	93	230	5 126
Trade and other payables	20 807	—	—	20 807	21 187	—	—	21 187
Interest-bearing loans and borrowings:
Secured bank loans	702	—	—	702	861	—	—	861
Unsecured bank loans	294	—	—	294	185	—	—	185
Unsecured bond issues	93 725	—	—	93 725	98 206	—	—	98 206
Unsecured other loans	83	—	—	83	97	—	—	97
Commercial paper	1 522	—	—	1 522	1 599	—	—	1 599
Bank overdrafts	5	—	—	5	68	—	—	68
Lease liabilities	2 234	—	—	2 234	2 026	—	—	2 026
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	5 353	—	5 353	—	3 146	—	3 146
Cross currency interest rate swaps	—	446	—	446	—	140	—	140
Other derivatives	—	321	—	321	—	156	—	156
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	—	—	370	370	—	—	435	435
Cross currency interest rate swaps	—	—	264	264	—	—	35	35
Interest rate swaps	—	—	—	—	—	—	4	4
Commodities	—	—	26	26	—	—	97	97
Equity swaps	—	—	21	21	—	—	31	31
Other derivatives	—	—	5	5	—	—	107	107

Financial liabilities	119 372	6 119	685	126 176	124 228	3 442	709	128 379
Non-current	96 748	1 758	—	98 506	99 335	349	—	99 684
Current	22 623	4 361	685	27 670	24 895	3 092	709	28 696

1	Cash and short-term deposits are not included in this overview.

Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket
The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	31 December 2020					31 December 2019
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years
Foreign currency
Forward exchange contracts	18 505	290	—	—	—	21 216	36	—	—	—
Foreign currency futures	2 218	—	—	—	—	1 359	723	—	—	—
Interest rate
Interest rate swaps	—	1 500	1 000	—	—	750	—	1 500	1 000	—
Cross currency interest rate swaps	513	5 658	1 400	1 866	789	15	513	5 445	500	668
Other interest rate derivatives	—	—	—	—	—	—	—	—	—	565
Commodities
Aluminum swaps	1 184	—	—	—	—	1 411	22	—	—	—
Other commodity derivatives	644	—	—	—	—	771	20	—	—	—
Equity
Equity derivatives	10 234	2 326	—	—	—	11 638	—	—	—	—

Summary of Foreign Exchange Risk on Operating Activities	The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2020			31 December 2019
	Total	Total	Open	Total	Total	Open
Million US dollar	exposure	hedges	position	exposure	hedges	position
Euro/Canadian dollar	(9)	9	—	(52)	39	(13)
Euro/Mexican peso	(106)	102	(4)	(151)	156	5
Euro/Pound sterling	(203)	130	(73)	(126)	124	(2)
Euro/South African rand	(95)	65	(30)	(99)	95	(4)
Euro/South Korean won	(40)	38	(2)	(49)	46	(3)
Euro/US dollar	(354)	284	(70)	(409)	337	(72)
Mexican peso/Euro	(249)	146	(103)	(178)	161	(17)
Pound sterling/Euro	(35)	36	1	(39)	40	1
US dollar/Argentinian peso	(602)	543	(59)	(531)	510	(21)
US dollar/Australian dollar	—	—	—	(216)	204	(12)
US dollar/Bolivian boliviano	(64)	56	(8)	(69)	70	1
US dollar/Brazilian real	(1 573)	1 577	4	(1 443)	1 447	4
US dollar/Canadian dollar	(302)	194	(108)	(287)	295	8
US dollar/Chilean peso	(151)	129	(22)	(109)	102	(7)
US dollar/Chinese yuan	(171)	201	30	(230)	191	(39)
US dollar/Colombian peso	(359)	352	(7)	(278)	272	(6)
US dollar/Euro	(98)	96	(2)	(108)	113	5
US dollar/Mexican peso	(1 032)	995	(37)	(1 105)	903	(202)
US dollar/Paraguayan guarani	(132)	125	(7)	(124)	130	6
US dollar/Peruvian nuevo sol	(225)	168	(57)	(243)	205	(38)
US dollar/South African rand	(130)	116	(14)	(28)	31	3
US dollar/South Korean won	(71)	70	(1)	(88)	99	11
US dollar/Uruguayan peso	(40)	39	(1)	(41)	41	—
Others	(260)	131	(129)	(317)	250	(67)

Summary of Currency Transactional Risk
AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2020
	Closing rate 31 December 2020	Possible closing rate 1	Volatility of rates in %
Euro/Mexican peso	24.48	19.38 - 29.58	20.83%
Euro/Pound sterling	0.90	0.82 - 0.98	9.09%
Euro/South Korean won	1 335.11	1 218.41 - 1 451.81	8.74%
Euro/US dollar	1.23	1.13 - 1.32	7.75%
Pound sterling/US dollar	1.36	1.22 - 1.51	10.79%
US dollar/Argentinian peso	84.14	74.55 - 93.73	11.40%
US dollar/Brazilian real	5.20	4.13 - 6.26	20.51%
US dollar/Chinese yuan	6.54	6.25 - 6.82	4.34%
US dollar/Colombian peso	3 438.52	2 908.55 - 3 968.50	15.41%
US dollar/Euro	0.81	0.75 - 0.88	7.75%
US dollar/Mexican peso	19.95	16.19 - 23.71	18.83%
US dollar/Nigerian naira	397.72	345.23 - 450.21	13.20%
US dollar/Peruvian nuevo sol	3.62	3.37 - 3.87	6.95%
US dollar/South African rand	14.69	12.19 - 17.18	16.99%
US dollar/South Korean won	1 088.02	1 000.21 - 1 175.84	8.07%
US dollar/Tanzanian shilling	2 321.74	2 205.30 - 2 438.18	5.02%
US dollar/Zambian kwacha	21.16	18.44 - 23.89	12.89%

	2019
	Closing rate 31 December 2019	Possible closing rate 2	Volatility of rates in %
Euro/Mexican peso	21.17	19.28 - 23.06	8.92%
Euro/Pound sterling	0.85	0.79 - 0.91	7.35%
Euro/South Korean won	1 297.02	1 216.94 - 1 377.1	6.17%
Euro/US dollar	1.12	1.07 - 1.18	4.69%
Pound sterling/US dollar	1.32	1.21 - 1.43	8.08%
US dollar/Australian dollar	1.42	1.33 - 1.52	6.70%
US dollar/Argentinian peso	59.89	45.55 - 74.23	23.94%
US dollar/Brazilian real	4.03	3.54 - 4.52	12.23%
US dollar/Chinese yuan	6.96	6.62 - 7.30	4.86%
US dollar/Colombian peso	3 272.63	2 935.33 - 3 609.92	10.31%
US dollar/Euro	0.89	0.85 - 0.93	4.69%
US dollar/Mexican peso	18.85	17.25 - 20.44	8.48%
US dollar/Nigerian naira	362.59	350.58 - 374.60	3.31%
US dollar/Peruvian nuevo sol	3.32	3.17 - 3.47	4.50%
US dollar/South African rand	14.04	12.26 - 15.83	12.74%
US dollar/South Korean won	1 154.55	1 064.67 - 1 244.42	7.78%
US dollar/Tanzanian shilling	2 300.14	2 186.57 - 2 413.71	4.94%
US dollar/Zambian kwacha	14.02	11.24 - 16.81	19.85%

Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures

Million US dollar	2020	2019	2018 restated
Economic hedges	(181)	6	(210)
Other results - not hedged	195	(186)	230

	43	(180)	19

Summary of Effective Interest Rates at Balance Sheet

	Before hedging		After hedging
31 December 2020 Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	0.99%	231	—	—
Brazilian real	3.90%	164	3.90%	164
Canadian dollar	—	—	1.23%	1 895
Euro	0.15%	2 690	0.15%	2 690
Pound sterling	—	—	1.10%	937
US dollar	1.05%	617	1.13%	201
Other	7.30%	260	7.90%	573

		3 962		6 461
Fixed rate
Australian dollar	3.91%	846	—	—
Brazilian real	8.58%	578	8.58%	578
Canadian dollar	4.12%	613	4.29%	2 646
Euro	2.12%	26 092	2.15%	35 515
Pound sterling	4.30%	3 655	4.36%	2 973
South Korean won	—	—	1.30%	1 997
US dollar	4.91%	62 340	5.30%	47 892
Other	11.96%	479	11.72%	502

		94 602		92 103

	Before hedging		After hedging
31 December 2019 Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	1.87%	210	1.87%	210
Brazilian real	9.33%	43	9.33%	43
Euro	0.08%	4 214	0.08%	4 214
US dollar	2.36%	1 749	2.85%	4 269
Other	9.82%	225	4.46%	954

		6 441		9 690
Fixed rate
Australian dollar	3.71%	1 647	3.71%	1 647
Brazilian real	9.00%	544	9.00%	544
Canadian dollar	3.16%	2 055	3.16%	2 055
Euro	1.82%	25 346	1.82%	29 338
Pound sterling	3.82%	4 373	3.79%	3 713
South Korean won	3.37%	15	2.46%	1 015
US dollar	4.83%	62 205	5.02%	54 551
Other	7.31%	416	6.95%	489

		96 601		93 352

Summary of Floating Rate Debt after Hedging	The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2020
	Interest rate 31 December 2020¹	Possible interest rate 2	Volatility of rates in %
Brazilian real	2.09%	1.74% - 2.44%	16.77%
Euro	—	—	16.83%
US dollar	0.24%	0.10% - 0.38%	58.30%

	2019
	Interest rate 31 December 2019¹	Possible interest rate 2	Volatility of rates in %
Brazilian real	4.42%	3.32% - 5.52%	24.88%
Euro	—	—	6.43%
US dollar	1.91%	1.51% - 2.30%	20.66%

Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities
Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2020	2019	2018 restated
Financial liabilities measured at amortized cost – not hedged	(4 154)	(4 264)	(4 053)
Fair value hedges	(1)	(46)	(76)
Cash flow hedges	19	15	21
Net investment hedges - hedging instruments (interest component)	2	2	35
Economic hedges	118	124	100

	(4 016)	(4 168)	(3 973)

Schedule of Commodity Derivatives Outstanding
The most significant commodity exposures as at 31 December 2020 and 31 December 2019 are included in the table below (expressed in outstanding notional amounts):

Million US dollar	31 December 2020	31 December 2019
Aluminum swaps	1 184	1 433
Exchange traded sugar futures	74	54
Natural gas and energy derivatives	202	255
Corn swaps	160	195
Exchange traded wheat futures	83	20
Rice swaps	76	209
Plastic derivatives	50	59

	1 828	2 224

1	Applicable 3-month InterBank Offered Rates as of 31 December 2020 and as of 31 December 2019.
2
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2020 and at December 2019. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the
3-month
InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M). The sensitive analysis does not include any spread applicable to the company’s funding.

Summary of Estimated Impact on Changes in the Price of Commodities
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures as at 31 December 2020 and 31 December 2019, would have on the equity reserves.

	2020
		Pre-tax impact on equity
Million US dollar	Volatility of prices in % 1	Prices increase	Prices decrease
Aluminum	14.96%	177	(177)
Sugar	31.48%	23	(23)
Energy	47.08%	95	(95)
Corn	32.84%	52	(52)
Wheat	25.30%	21	(21)
Rice	46.17%	35	(35)
Plastic	26.74%	13	(13)

	2019
		Pre-tax impact on equity
Million US dollar	Volatility of prices in % 2	Prices increase	Prices decrease
Aluminum	21.78%	312	(312)
Sugar	29.73%	16	(16)
Energy	25.86%	66	(66)
Corn	21.74%	42	(42)
Wheat	30.30%	6	(6)
Rice	22.64%	47	(47)
Plastic	24.03%	14	(14)

Summary of Carrying Amount of Financial Assets
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	31 December 2020			31 December 2019
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Investment in unquoted companies	121	(6)	115	92	(7)	85
Investment in debt securities	418	—	418	117	—	117
Trade receivables	3 593	(308)	3 285	4 219	(173)	4 046
Cash deposits for guarantees	184	—	184	219	—	219
Loans to customers	142	—	142	177	—	177
Other receivables	1 299	(62)	1 237	1 666	(103)	1 563
Derivatives	965	—	965	362	—	362
Cash and cash equivalents	15 252	—	15 252	7 238	—	7 238

	21 974	(376)	21 598	14 090	(283)	13 807

Summary of Allowance for Impairment
The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2020
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(173)	(6)	(103)	(283)
Impairment losses	(93)	—	(6)	(99)
Derecognition	7	—	42	49
Currency translation and other	(50)	—	4	(46)

Balance at 31 December	(308)	(6)	(62)	(376)

	2019
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(160)	(7)	(106)	(273)
Impairment losses	(51)	—	(30)	(81)
Derecognition	26	—	31	57
Currency translation and other	12	—	2	14

Balance at 31 December	(173)	(7)	(103)	(283)

	2018
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(194)	(7)	(117)	(318)
Impairment losses	(40)	—	(3)	(43)
Derecognition	29	—	6	35
Currency translation and other	44	—	9	53

Balance at 31 December	(160)	(7)	(106)	(273)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	31 December 2020
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(702)	(735)	(675)	(14)	(12)	(10)	(24)
Commercial papers	(1 522)	(1 522)	(1 522)	—	—	—	—
Unsecured bank loans	(294)	(299)	(299)	—	—	—	—
Unsecured bond issues	(93 725)	(165 812)	(3 582)	(4 057)	(3 823)	(16 557)	(137 793)
Unsecured other loans	(83)	(115)	(13)	(8)	(6)	(57)	(31)
Lease liabilities	(2 234)	(2 455)	(460)	(425)	(315)	(424)	(831)
Bank overdraft	(5)	(5)	(5)	—	—	—	—
Trade and other payables	(24 496)	(24 688)	(22 906)	(1 103)	(135)	(197)	(347)

	(123 061)	(195 631)	(29 462)	(5 607)	(4 291)	(17 245)	(139 026)
Derivative financial liabilities
Interest rate derivatives	—	—	—	—	—	—	—
Foreign exchange derivatives	(696)	(696)	(696)	—	—	—	—
Cross currency interest rate swaps	(709)	(852)	(8)	(575)	(98)	(132)	(39)
Commodity derivatives	(26)	(26)	(26)	—	—	—	—
Equity derivatives	(5 373)	(5 372)	(4 455)	(917)	—	—	—

	(6 803)	(6 901)	(5 159)	(1 473)	(98)	(132)	(39)

Of which: related to cash flow hedges	(418)	(418)	(353)	—	—	(65)	—

	31 December 2019
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(861)	(890)	(795)	(18)	(18)	(22)	(37)
Commercial papers	(1 599)	(1 599)	(1 599)	—	—	—	—
Unsecured bank loans	(185)	(188)	(140)	(47)	(1)	—	—
Unsecured bond issues	(98 206)	(165 424)	(5 513)	(6 415)	(6 518)	(18 605)	(128 373)
Unsecured other loans	(98)	(131)	(27)	(17)	(9)	(5)	(73)
Lease liabilities	(2 025)	(2 338)	(404)	(350)	(243)	(285)	(1 056)
Bank overdraft	(68)	(68)	(68)	—	—	—	—
Trade and other payables	(24 806)	(25 152)	(22 861)	(1 227)	(472)	(165)	(427)

	(127 848)	(195 790)	(31 407)	(8 074)	(7 261)	(19 082)	(129 966)
Derivative financial liabilities
Interest rate derivatives	(102)	(103)	(7)	(1)	(1)	3	(97)
Foreign exchange derivatives	(600)	(600)	(600)	—	—	—	—
Cross currency interest rate swaps	(175)	(187)	75	(285)	6	75	(58)
Commodity derivatives	(97)	(97)	(97)	—	—	—	—
Equity derivatives	(3 177)	(3 177)	(3 177)	—	—	—	—

	(4 151)	(4 164)	(3 806)	(286)	5	78	(155)

Of which: related to cash flow hedges	(448)	(448)	(408)	5	3	5	(53)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

Summary for Each Type of Derivative Fair Value Recognized as Assets and Lliabilities
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
Million US dollar	31 December 2020	31 December 2019	31 December 2020	31 December 2019	31 December 2020	31 December 2019
Foreign currency
Forward exchange contracts	480	112	(691)	(590)	(211)	(478)
Foreign currency futures	36	7	(5)	(9)	31	(2)
Interest rate
Interest rate swaps	80	18	—	(6)	80	12
Cross currency interest rate swaps	107	157	(709)	(175)	(602)	(18)
Other interest rate derivatives	—	—	—	(97)	—	(97)
Commodities
Aluminum swaps	170	15	(10)	(61)	160	(46)
Sugar futures	10	2	—	(2)	10	—
Wheat futures	—	14	(1)	(9)	(1)	5
Energy	9	8	(7)	(11)	2	(3)
Other commodity derivatives	46	13	(8)	(14)	38	(1)
Equity
Equity derivatives	27	17	(5 373)	(3 177)	(5 346)	(3 160)

	965	362	(6 804)	(4 151)	(5 839)	(3 789)
Of which:
Non-current	138	132	(1 759)	(352)	(1 621)	(220)
Current	827	230	(5 046)	(3 799)	(4 218)	(3 569)

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized on the balance sheet. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value:

Interest-bearing financial liabilities	31 December 2020		31 December 2019
Million US dollar	Carrying amount 1	Fair value	Carrying amount 1	Fair value
Fixed rate
Australian dollar	(846)	(964)	(1 647)	(1 748)
Brazilian real	(578)	(578)	(544)	(542)
Canadian dollar	(613)	(633)	(2 055)	(2 046)
Euro	(26 093)	(29 809)	(25 346)	(30 365)
Pound sterling	(3 655)	(4 301)	(4 373)	(4 816)
US dollar	(62 340)	(81 771)	(62 205)	(74 035)
Other	(479)	(480)	(431)	(431)

	(94 604)	(118 536)	(96 601)	(113 983)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

Analysis of Financial Instruments
The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2020 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	11	—
Derivatives at fair value through profit and loss	—	457	—
Derivatives in a cash flow hedge relationship	29	343	—
Derivatives in a fair value hedge relationship	—	80	—
Derivatives in a net investment hedge relationship	—	57	—

	29	948	—
Financial Liabilities

Deferred consideration on acquisitions at fair value	—	—	1 251

Derivatives at fair value through profit and loss	—	6 119	—

Derivatives in a cash flow hedge relationship	46	353	—

Derivatives in a net investment hedge relationship	—	287	—

	46	6 759	1 251

Fair value hierarchy 31 December 2019 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	2	9	—
Derivatives at fair value through profit and loss	—	119	—
Derivatives in a cash flow hedge relationship	17	153	—
Derivatives in a fair value hedge relationship	—	19	—
Derivatives in a net investment hedge relationship	—	54	—

	19	354	—
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 639
Derivatives at fair value through profit and loss	—	3 441	—
Derivatives in a cash flow hedge relationship	21	586	—
Derivatives in a fair value hedge relationship	—	103	—

	21	4 130	1 639

Summary of Hedging Reserve and Hedging Instruments
The company’s hedging reserves disclosed in Note 23 relate to the following instruments:

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2020	174	117	107	397
Change in fair value of hedging instrument recognized in OCI	353	31	—	384
Reclassified to profit or loss / cost of inventory	(507)	126	(23)	(404)

As per 31 December 2020	20	274	84	376

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2019	480	(60)	76	494
Change in fair value of hedging instrument recognized in OCI	92	16	—	107
Reclassified to profit or loss / cost of inventory	(398)	162	32	(204)

As per 31 December 2019	174	117	107	397

Summary of Offsetting Financial Assets and Liabilities
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	31 December 2020
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	965	965	(954)	11
Derivative liabilities	(6 804)	(6 804)	954	(5 851)

	31 December 2019
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	362	362	(352)	10
Derivative liabilities	(4 151)	(4 151)	352	(3 799)